Borrowings - Long-Term Debt, Covenants (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Borrowings
Limit based on net tangible assets	10.00%
Revolving Credit Facility
Borrowings
Minimum net interest expense ratio	2.20
Default provision on credit facility	$ 500